SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Accounts receivable, net, is as follows:

	As of
	March 31, 2016	December 31, 2015
Accounts receivable, gross	$442,763	$405,096
Allowance for doubtful accounts	(50,000)	(42,000)
Accounts receivable, net	$392,763	$363,096

Accounts receivable, net, is as follows:

	As of
	December 31, 2015	December 31, 2014
Accounts receivable, gross	$405,096	$198,637
Allowance for doubtful accounts	(42,000)	(24,000)
Accounts receivable, net	$363,096	$174,637

Schedule of Inventory, Current [Table Text Block]
The following table summarizes inventories as of the dates presented:

	As of
	March 31, 2016	December 31, 2015
Finished goods	$284,238	$565,624
Raw materials and supplies	197,240	146,934
Total inventories	$481,478	$712,558

The following table summarizes inventories as of the dates presented:

	As of
	December 31, 2015	December 31, 2014
Finished goods	$565,624	$433,478
Raw materials and supplies	146,934	127,629
Total inventories	$712,558	$561,107